STOCK-BASED COMPENSATION EXPENSE - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options
Outstanding at beginning of period (in shares)	28,996,160
Granted (in shares)	0
Exercised (in shares)	6,424,780	3,472,267	8,716,423
Cancelled (in shares)	100,795
Options at end of period (in shares)	22,470,585	28,996,160
Vested and exercisable as of period end (in shares)	22,439,822
Weighted Average Exercise Price Per share
Outstanding at beginning of period (in dollars per share)	$ 1.28
Granted (in dollars per share)	0
Exercised (in dollars per share)	1.11
Cancelled (in dollars per share)	3.51
Outstanding at end of period (in dollars per share)	1.31	$ 1.28
Vested and exercisable at period end (in dollars per share)	$ 1.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options, weighted average remaining contractual term	5 years 3 months 29 days	6 years 10 months 13 days
Options, weighted average contractual term, vested and exercisable at period end	5 years 3 months 29 days
Aggregate intrinsic value outstanding	$ 23,418	$ 249,205
Aggregate intrinsic value, vested and exercisable at period end	$ 23,412